Leases - Schedule of lease liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Beginning balance	₩ 73,364	₩ 72,788
Additions and others	55,619	70,716
Interest expense	2,874	3,343	₩ 3,656
Repayment of liabilities	(73,882)	(73,483)
Ending balance	₩ 57,975	₩ 73,364	₩ 72,788